DEFERRED CHARGES	12 Months Ended
Dec. 31, 2012
Deferred Charges [Abstract]
DEFERRED CHARGES	7. DEFERRED CHARGES

(in thousands of $)	2012	2011
Debt arrangement fees	1,006	1,006
Accumulated amortization	(952)	(928)
	54	78